MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 8 – MARKETABLE SECURITIES

The details of the bonds and securities, in the funds to which the Company invests its resources, are as follows:

Titles	12/31/2022	12/31/2021
Current
National Treasury Note	468,267	9,823,486
National Treasury Note - F series	15,986	143,768
National Treasury Financial Note	2,216,621	690,470
Fixed income securities	7,928,308	3,182,447
Investments in Fund Quotas	210,950	—
Repurchase agreements	1,272,316	1,489,807
Others	81,206	145,227
	12,193,654	15,475,205
Non-current
Participation Certificates (a)	407,556	393,747
Others	10,092	4,901
	417,648	398,648

	12,611,302	15,873,853

(a)	Beneficiary Parties.

Securities acquired as a result of the restructuring of the Company’s investment in the subsidiary INVESTCO S.A. These assets guarantee annual income equivalent to 10% of the profit of the companies Lajeado Energia S.A., Paulista Lajeado Energia S.A. and CEB Lajeado Energia S.A., paid together with the dividends, and will be redeemed at the maturity scheduled for October 2032, upon their conversion into preferred shares of the capital stock of said companies. These securities are adjusted to present value.

Accounting Policy

They refer to financial investments that are not characterized as cash and cash equivalents, see note 6. The Company recovers its investments by receiving interest and principal, so they are initially recorded at transaction values and, subsequently, adjusted for elapsed interest, based on the effective interest rate. The updates of financial investments are revenues of the Company presented in the group of Financial Income, in the statement of results.